Commitments and Contingencies - Additional Information - STX Offshore & Shipbuilding Co. (Detail)	1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	May. 31, 2015 USD ($)	Apr. 30, 2013 Subsidiaries Vessel DWT	Nov. 30, 2013 Vessel	Dec. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)
Loss Contingencies [Line Items]
Litigation settlement amount		$ 55,000,000
STX [Member]
Loss Contingencies [Line Items]
Weight capacity in dead-weight tonne | DWT			113,000
Number of special purpose subsidiary companies under agreement | Subsidiaries			4
STX [Member] | Subsequent Events [Member]
Loss Contingencies [Line Items]
Refund of cash deposit held in escrow					$ 600,000
Litigation settlement amount	$ 32,400,000
Receivable recorded	$ 0
Cash and Cash Equivalents [Member] | STX [Member]
Loss Contingencies [Line Items]
Amount of escrow account placed						$ 600,000
Orders to Construct Newbuildings [Member] | STX [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel			4
Additional Order Option Maximum [Member] | STX [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel			12
Option To Order Exercised [Member] | STX [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel				8